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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:


   /s/ Sheldon Brody    August 7, 2002    New York, NY

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


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                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

     Number of other Included Managers:            3
     Form 13F Information Table Entry Total       64
     Form 13F Information Table Value Total: 643,980 (in thousands)

List of Other Included Managers:

     No.      13F File No.      Name

     01     28-5534          Centurion Advisors, L.P.
     02     28-5414          Centurion Investment Group, L.P.
     03     28-7106          Centurion Investors, LLC


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                          Form 13F as of 06/30/02
                    Reporting Manager: Raiff Partners, Inc.

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      Item 1            Item 2     Item 3        Item 4         Item 5           Item 6            Item 7            Item 8

                                                  Fair        Shares or
  Name of Issuer         Title     Cusip         Market       Principal   Investment Discretion                 Voting Authority
                       of Class    Number        Value          Amount

                                                                          Sole  Shared  Other     Managers     Sole   Shared  None
                                                                          (A)     (B)    (C)                    (A)    (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH       CS      002896207    15,436,800      640,000             x                1,2,3         x
AFC ENTERPRISES INC       CS      00104Q107     2,812,500       90,000             x                1,2,3         x
ALLIANT TECHSYSTEMS       CS      018804104    24,244,000      380,000             x                1,2,3         x
AMERADA HESS CORP         CS      023551104    30,525,000      370,000             x                1,2,3         x
ANTHEM INC COM            CS      03674B104    32,727,800      485,000             x                1,2,3         x
BANK OF AMERICA CORP      CS      060505104    28,144,000      400,000             x                1,2,3         x
BANK ONE                  CS      06423A103       942,760       24,500             x                1,2,3         x
CARNIVAL CORP             CS      143658102     1,384,500       50,000             x                1,2,3         x
CHEMED CORP COM           CS      16359610      3,493,863       92,700             x                1,2,3         x
CITIGROUP INC COM STK     CS      172967101     3,100,000       80,000             x                1,2,3         x
CONSTELLATION BRANDS      CS      21036P108       800,000       25,000             x                1,2,3         x
DARDEN RESTAURANTS        CS      237194105     1,729,000       70,000             x                1,2,3         x
DELPHI                    CS      247126105     1,320,000      100,000             x                1,2,3         x
EDO CORP COM              CS      281347104        22,800          800             x                1,2,3         x
EVEREST RE GROUP LTD      CS      g3223r108     1,409,940       25,200             x                1,2,3         x
FEDERATED DEP COM         CS      31410H101    19,850,000      500,000             x                1,2,3         x
FIRST REP BK SAN          CS      336158100     5,744,750      208,900             x                1,2,3         x
FLORIDA FIRST BANCORP     CS      343258109     1,951,000      100,000             x                1,2,3         x
FOOT LOCKER INC           CS      344849104     1,950,750      135,000             x                1,2,3         x
FREDDIE MAC               CS      313400301    26,928,000      440,000             x                1,2,3         x
GENERAL DYNAMICS          CS      369550108    36,690,750      345,000             x                1,2,3         x
HONEYWELL INT'L           CS      438516106     7,046,000      200,000             x                1,2,3         x
HUDSON UNITED BANCORP     CS      444165104     3,855,600      135,000             x                1,2,3         x
IHOP CORP COM             CS      449623107     1,549,070       52,600             x                1,2,3         x
KEYCORP                   CS      493267108     6,385,470      233,900             x                1,2,3         x
KRAFT FOODS INC           CS      50075N104     8,476,650      207,000             x                1,2,3         x
KROGER                    CS      501044101     3,383,000      170,000             x                1,2,3         x
LA QUINTA CORP            CS      50419u202     2,138,750      295,000             x                1,2,3         x
LIMITED BRANDS INC        CS      532716107    21,525,780    1,010,600             x                1,2,3         x
LNR PPTY CORP COM         CS      50194010      2,932,500       85,000             x                1,2,3         x
LOCKHEED MARTIN           CS      539830109    31,970,000      460,000             x                1,2,3         x
LOEWS CAROLINA GROUP      CS      540424207     1,601,360       59,200             x                1,2,3         x
LOEWS CORP COM            CS      540424108       937,923       17,700             x                1,2,3         x
MAYTAG CO COM             CS      578592107     2,554,735       59,900             x                1,2,3         x
METLIFE                   CS      59156R108     2,304,000       80,000             x                1,2,3         x
MOOG INC CL A             CS      615394202     6,432,000      150,000             x                1,2,3         x
NATIONAL CITY CORP        CS      635405103    14,796,250      445,000             x                1,2,3         x
NEIMAN MARCUS GROUP A     CS      640204202    13,359,500      385,000             x                1,2,3         x
NORTHROP GRUMMAN          CS      666807102    38,750,000      310,000             x                1,2,3         x
OLD REPUBLIC INTL         CS      680223104     4,129,650      131,100             x                1,2,3         x
PARTNERS TRUST FIN        CS      70213A103     1,600,000      100,000             x                1,2,3         x
PEPSIAMERICAS INC         CS      71343p200     3,735,000      250,000             x                1,2,3         x
PHILLIPS VAN HEUSEN       CS      718592108     4,680,000      300,000             x                1,2,3         x
QUICKSILVER INC           CS      74838C106     1,984,000       80,000             x                1,2,3         x
RALCORP HOLDINGS          CS      751028101     2,759,375       88,300             x                1,2,3         x
RAYTHEON COMPANY          CS      755111507    30,566,575      750,100             x                1,2,3         x
RENAISSANCE RE LTD        CS      G7496G103     4,392,000      120,000             x                1,2,3         x
REYNOLDS R J TOB          CS      76182k105    28,815,375      536,100             x                1,2,3         x
ROCKWELL COLL             CS      774341101     2,742,000      100,000             x                1,2,3         x
SARA LEE                  CS      803111103    13,003,200      630,000             x                1,2,3         x
SEARS ROEBUCK USD.75      CS      812387108    28,789,860      530,200             x                1,2,3         x
SENSIENT TECHNOLOGIES     CS      81725T100     4,993,544      219,400             x                1,2,3         x
STARWOOD HOTELS           CS      85590A203     1,068,925       32,500             x                1,2,3         x
TARGET CORP               CS      87612e106     5,798,820      152,200             x                1,2,3         x
TIMBERLAND                CS      887100105       211,338        5,900             x                1,2,3         x
TOYS R US                 CS      892335100    19,786,522    1,132,600             x                1,2,3         x
TRAVELERS PROPERTY CAS    CS      89420g109     3,991,350      225,500             x                1,2,3         x
UNIVERSAL HEALTH REALTY   CS      91359e105     5,367,120      203,300             x                1,2,3         x
WASHINGTON MUTUAL INC     CS      939322103    12,988,500      350,000             x                1,2,3         x
WELLS FARGO & CO          CS      949746101     1,752,100       35,000             x                1,2,3         x
WENDYS INTL INC           CS      950590109    16,131,150      405,000             x                1,2,3         x
WESTPOINT STEVENS         CS      961238102       309,600       80,000             x                1,2,3         x
WILMINGTON TRUST CORP     CS      971807102     3,050,000      100,000             x                1,2,3         x
YUM BRANDS INC            CS      988498101    30,127,500    1,030,000             x                1,2,3         x
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